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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 59.0%
		Advertising: 0.4%
4,700		Harte-Hanks, Inc.	$25,145
153,170	@	Interpublic Group of Cos., Inc.	631,060
3,205	@	inVentiv Health, Inc.	26,153
56,539		Omnicom Group	1,323,013
			2,005,371
		Aerospace/Defense: 2.0%
8,050	@	AAR Corp.	100,947
1,800	@, L	Aerovironment, Inc.	37,620
4,500	@	Alliant Techsystems, Inc.	301,410
4,500		Cubic Corp.	113,985
2,270		Curtiss-Wright Corp.	63,674
6,190	@	Esterline Technologies Corp.	124,976
51,667		General Dynamics Corp.	2,148,831
19,874		Goodrich Corp.	753,026
5,800		L-3 Communications Holdings, Inc.	393,240
18,801		Lockheed Martin Corp.	1,297,833
8,335	@	Moog, Inc.	190,621
1,158		National Presto Industries, Inc.	70,650
36,630		Northrop Grumman Corp.	1,598,533
12,864	@	Orbital Sciences Corp.	152,953
37,650		Raytheon Co.	1,466,091
4,800	@	Teledyne Technologies, Inc.	128,064
4,116		Triumph Group, Inc.	157,231
41,156		United Technologies Corp.	1,768,885
			10,868,570
		Agriculture: 1.3%
12,250	@, S	Alliance One International, Inc.	47,040
152,321		Altria Group, Inc.	2,440,182
41,750		Archer-Daniels-Midland Co.	1,159,815
58,760		Philip Morris International, Inc.	2,090,681
31,916		Reynolds American, Inc.	1,143,869
			6,881,587
		Airlines: 0.0%
1,600	@	Alaska Air Group, Inc.	28,112
13,615		Skywest, Inc.	169,371
			197,483
		Apparel: 0.2%
10,479	@	Carter’s, Inc.	197,110
1,390	@	Deckers Outdoor Corp.	73,726
5,100	@	Hanesbrands, Inc.	48,807
8,002	@	Iconix Brand Group, Inc.	70,818
2,650		K-Swiss, Inc.	22,631
1,411	@	Maidenform Brands, Inc.	12,925
924		Polo Ralph Lauren Corp.	39,039
2,120	@	Skechers USA, Inc.	14,140
8,300	@	Timberland Co.	99,102
4,250	@	True Religion Apparel, Inc.	50,193
3,450	@, L	Volcom, Inc.	33,465
4,400	@	Warnaco Group, Inc.	105,600
9,900		Wolverine World Wide, Inc.	154,242
			921,798
		Auto Manufacturers: 0.0%
3,900		Oshkosh Truck Corp.	26,286
			26,286
		Auto Parts & Equipment: 0.0%
5,000	L	BorgWarner, Inc.	101,500
4,300		Superior Industries International	50,955
			152,455
		Banks: 3.5%
17,700		Associated Banc-Corp.	273,288
3,950		Bancorpsouth, Inc.	82,318
16,720		Bank Mutual Corp.	151,483
139,603		Bank of America Corp.	952,092
11,000		Bank of Hawaii Corp.	362,780
51,044		Bank of New York Mellon Corp.	1,441,993
51,470		BB&T Corp.	870,872
14,400	L	Cascade Bancorp.	23,472
5,590		Central Pacific Financial Corp.	31,304
2,000		Columbia Banking System, Inc.	12,800
7,517		Commerce Bancshares, Inc.	272,867
4,100		Community Bank System, Inc.	68,675
7,600		Cullen/Frost Bankers, Inc.	356,744
295		East-West Bancorp., Inc.	1,348
15,841	@@, L	First Bancorp. Puerto Rico	67,483
4,550	L	First Financial Bankshares, Inc.	219,174
11,486		First Midwest Bancorp., Inc.	98,665

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
2,650		FirstMerit Corp.	$48,230
8,386	L	Frontier Financial Corp.	9,225
7,350		Fulton Financial Corp.	48,731
13,330		Glacier Bancorp., Inc.	209,414
14,642		Goldman Sachs Group, Inc.	1,552,345
2,337		Hancock Holding Co.	73,101
8,400	L	International Bancshares Corp.	65,520
128,257		JPMorgan Chase & Co.	3,409,071
5,900	L	M&T Bank Corp.	266,916
44,699		Morgan Stanley	1,017,796
7,600		NBT Bancorp., Inc.	164,464
22,310		Northern Trust Corp.	1,334,584
5,439		Old National Bancorp.	60,754
17,163		PNC Financial Services Group, Inc.	502,704
7,300		Prosperity Bancshares, Inc.	199,655
6,600	L	S&T Bancorp, Inc.	139,986
2,660	@	Signature Bank	75,092
29,836		State Street Corp.	918,352
4,800		Sterling Bancorp.	47,520
22,700		Sterling Bancshares, Inc.	148,458
33,900		SunTrust Bank	399,956
15,690	L	Susquehanna Bancshares, Inc.	146,388
2,557		Tompkins Financial Corp.	109,951
12,500		Trustco Bank Corp.	75,250
10,100	L	Trustmark Corp.	185,638
2,672		UCBH Holdings, Inc.	4,035
4,355		UMB Financial Corp.	185,044
5,950		Umpqua Holdings Corp.	53,907
2,350	L	United Bankshares, Inc.	40,514
631	L	United Community Banks, Inc.	2,625
12,078		US Bancorp.	176,460
10,950	L	Valley National Bancorp.	135,452
125,133		Wells Fargo & Co.	1,781,894
1,750		Westamerica Bancorp.	79,730
14,800		Whitney Holding Corp.	169,460
3,100		Wilmington Trust Corp.	30,039
5,300		Wilshire Bancorp., Inc.	27,348
1,248		Wintrust Financial Corp.	15,350
			19,198,317
		Beverages: 0.8%
19,781		Coca-Cola Co.	869,375
50,645		Coca-Cola Enterprises, Inc.	668,008
32,796	@	Constellation Brands, Inc.	390,272
1,950	@, L	Green Mountain Coffee Roasters, Inc.	93,600
5,500	@	Hansen Natural Corp.	198,000
4,907		Molson Coors Brewing Co.	168,212
1,200	@	Peet’s Coffee & Tea, Inc.	25,944
47,900		Pepsi Bottling Group, Inc.	1,060,506
1,850		PepsiAmericas, Inc.	31,913
16,310		PepsiCo, Inc.	839,639
			4,345,469
		Biotechnology: 0.9%
33,045	@	Amgen, Inc.	1,636,388
13,155	@	Biogen Idec, Inc.	689,585
1,500	@	Bio-Rad Laboratories, Inc.	98,850
1,050	@	Charles River Laboratories International, Inc.	28,571
7,000	@	Cubist Pharmaceuticals, Inc.	114,520
2,350	@	Enzo Biochem, Inc.	9,447
25,417	@	Gilead Sciences, Inc.	1,177,315
9,586	@	Life Technologies Corp.	311,353
4,220	@	Martek Biosciences Corp.	77,015
4,600	@	OSI Pharmaceuticals, Inc.	175,996
7,530	@	Regeneron Pharmaceuticals, Inc.	104,366
1,350	@	United Therapeutics Corp.	89,222
11,500	@	Vertex Pharmaceuticals, Inc.	330,395
			4,843,023
		Building Materials: 0.1%
8,450		Apogee Enterprises, Inc.	92,781
5,050		Eagle Materials, Inc.	122,463
11,354		Gibraltar Industries, Inc.	53,591
7,700		Lennox International, Inc.	203,742
1,350	L	Martin Marietta Materials, Inc.	107,055
6,850	@	NCI Building Systems, Inc.	15,207
650		Simpson Manufacturing Co., Inc.	11,713
1,530	L	Texas Industries, Inc.	38,250
			644,802
		Chemicals: 1.1%
11,100		Airgas, Inc.	375,291
1,550		Albemarle Corp.	33,744
5,364		Arch Chemicals, Inc.	101,701
12,550		Ashland, Inc.	129,642
4,250		Balchem Corp.	106,803
6,800		Cabot Corp.	71,468

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
3,708		CF Industries Holdings, Inc.	$263,750
57,100		Dow Chemical Co.	481,353
7,100		FMC Corp.	306,294
4,840		HB Fuller Co.	62,920
2,350		Minerals Technologies, Inc.	75,318
13,764		Monsanto Co.	1,143,788
1,960		NewMarket Corp.	86,828
6,300		Olin Corp.	89,901
5,420	@	OM Group, Inc.	104,714
45,990		PPG Industries, Inc.	1,697,031
736		Rohm & Haas Co.	58,026
9,920		Schulman A, Inc.	134,416
10		Sherwin-Williams Co.	520
450		Stepan Co.	12,285
8,400		Terra Industries, Inc.	235,956
18,550		Valspar Corp.	370,444
741		Zep, Inc.	7,580
			5,949,773
		Coal: 0.1%
12,050		Arch Coal, Inc.	161,109
5,260	@, L	Patriot Coal Corp.	19,515
23,900		Peabody Energy Corp.	598,456
			779,080
		Commercial Services: 2.1%
9,250		Aaron Rents, Inc.	246,605
1,100		Administaff, Inc.	23,243
8,150	@, L	Alliance Data Systems Corp.	301,143
1,800	@	American Public Education, Inc.	75,708
4,300	@	AMN Healthcare Services, Inc.	21,930
11,381	@	Apollo Group, Inc. - Class A	891,474
4,810		Arbitron, Inc.	72,198
20,400		Automatic Data Processing, Inc.	717,264
3,400	@	Brink’s Home Security Holdings, Inc.	76,840
2,100	@	Capella Education Co.	111,300
9,100	@	Career Education Corp.	218,036
2,250		Chemed Corp.	87,525
884	@	Coinstar, Inc.	28,960
4,167	@	Consolidated Graphics, Inc.	53,004
7,500	@	Corinthian Colleges, Inc.	145,875
10,850	@	Cross Country Healthcare, Inc.	71,068
5,150		DeVry, Inc.	248,127
19,012		Equifax, Inc.	464,843
5,650	@	Forrester Research, Inc.	116,164
3,900	@	FTI Consulting, Inc.	192,972
12,300	@	Gartner, Inc.	135,423
6,050	@	Geo Group, Inc.	80,163
7,900		Global Payments, Inc.	263,939
30,362		H&R Block, Inc.	552,285
10,650		Heartland Payment Systems, Inc.	70,397
6,900	@	Hewitt Associates, Inc.	205,344
6,820		Hillenbrand, Inc.	109,188
1,515	@	HMS Holdings Corp.	49,844
2,650	@	ITT Educational Services, Inc.	321,763
6,400		Kelly Services, Inc.	51,520
1,350	@	Kendle International, Inc.	28,296
9,700	@	Korn/Ferry International	87,882
1,100		Landauer, Inc.	55,748
6,950		Lender Processing Services, Inc.	212,740
7,412	@	Live Nation, Inc.	19,790
8,950		Manpower, Inc.	282,194
27,429		McKesson Corp.	961,112
19,100	@	MPS Group, Inc.	113,645
7,950	@	Navigant Consulting, Inc.	103,907
17,850	@	On Assignment, Inc.	48,374
1,550	@	Parexel International Corp.	15,082
14,400		Pharmaceutical Product Development, Inc.	341,568
1,950	@, L	Pre-Paid Legal Services, Inc.	56,609
9,950	@	Quanta Services, Inc.	213,428
11,800	@	Rent-A-Center, Inc.	228,566
64,423		RR Donnelley & Sons Co.	472,221
22,750	@	SAIC, Inc.	424,743
1,150		Strayer Education, Inc.	206,851
4,900	@	Ticketmaster	18,081
6,540	@	TrueBlue, Inc.	53,955
3,300	@	Universal Technical Institute, Inc.	39,600
8,581	W	Viad Corp.	121,164
1,225	@	Volt Information Sciences, Inc.	8,146
3,300		Watson Wyatt Worldwide, Inc.	162,921
94,077		Western Union Co.	1,182,548
5,700	@	Wright Express Corp.	103,854
			11,567,170

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Computers: 4.0%
12,676	@	Affiliated Computer Services, Inc.	$607,054
37,622	@	Apple, Inc.	3,954,825
5,840	@	CACI International, Inc.	213,102
25,150	@	Ciber, Inc.	68,660
17,598	@	Computer Sciences Corp.	648,310
121,799	@	Dell, Inc.	1,154,655
3,400		Diebold, Inc.	72,590
6,100	@	DST Systems, Inc.	211,182
104,820	@	EMC Corp.	1,194,948
145,545		Hewlett-Packard Co.	4,666,173
10,900	@, L	Hutchinson Technology, Inc.	28,340
11,400		Imation Corp.	87,210
9,590	@	Insight Enterprises, Inc.	29,345
64,451		International Business Machines Corp.	6,244,657
4,200		Jack Henry & Associates, Inc.	68,544
30,155	@	Lexmark International, Inc.	508,715
7,600	@	Manhattan Associates, Inc.	131,632
3,600	@	Mercury Computer Systems, Inc.	19,908
15,724	@	Micros Systems, Inc.	294,825
1,990		MTS Systems Corp.	45,273
31,400	@	NCR Corp.	249,630
6,850	@, L	Palm, Inc.	59,047
13,370	@	Radisys Corp.	81,022
4,300	@	SRA International, Inc.	63,210
1,550	@	SYKES Enterprises, Inc.	25,777
4,150	@, L	Synaptics, Inc.	111,054
5,700	@	Synopsys, Inc.	118,161
16,095	@	Teradata Corp.	261,061
22,400	@	Western Digital Corp.	433,216
			21,652,126
		Cosmetics/Personal Care: 1.1%
5,200		Alberto-Culver Co.	117,572
2,550	@	Chattem, Inc.	142,928
122,135		Procter & Gamble Co.	5,751,278
			6,011,778
		Distribution/Wholesale: 0.3%
14,460	@	Brightpoint, Inc.	61,889
4,820	@	Fossil, Inc.	75,674
30,600	@	Ingram Micro, Inc.	386,784
11,250	@	LKQ Corp.	160,538
4,850		Pool Corp.	64,990
6,157	@	Scansource, Inc.	114,397
6,150	@	School Specialty, Inc.	108,179
14,650	@	Tech Data Corp.	319,077
3,150		Watsco, Inc.	107,195
			1,398,723
		Diversified Financial Services: 0.5%
940	@	Affiliated Managers Group, Inc.	39,207
9,600	@, L	AmeriCredit Corp.	56,256
4,150		Charles Schwab Corp.	64,325
3,134		CME Group, Inc.	772,186
31,778		Discover Financial Services	200,519
362		Federated Investors, Inc.	8,058
3,780		Financial Federal Corp.	80,060
1,250	L	Greenhill & Co., Inc.	92,313
6,350	@	Investment Technology Group, Inc.	162,052
5,650		Jefferies Group, Inc.	77,970
6,890	@	LaBranche & Co., Inc.	25,769
34,550	@	Nasdaq Stock Market, Inc.	676,489
13,756		National Financial Partners Corp.	44,019
1,082		NYSE Euronext	19,368
5,300		OptionsXpress Holdings, Inc.	60,261
1,580	@, L	Portfolio Recovery Associates, Inc.	42,407
15,750	L	Raymond James Financial, Inc.	310,275
1,600	@	Stifel Financial Corp.	69,296
3,530		SWS Group, Inc.	54,821
6,228	@	TradeStation Group, Inc.	41,105
2,700	@	World Acceptance, Corp.	46,170
			2,942,926
		Electric: 1.8%
147,240	@	AES Corp.	855,464
2,750		Alliant Energy Corp.	67,898
18,100		American Electric Power Co., Inc.	457,206
7,200		Avista Corp.	99,216
2,050		Central Vermont Public Service Corp.	35,465
2,340		CH Energy Group, Inc.	109,746
5,800		Cleco Corp.	125,802
75,620		CMS Energy Corp.	895,341
14,350		Consolidated Edison, Inc.	568,404
16,200		DPL, Inc.	365,148
3,797		DTE Energy Co.	105,177
6,100	@	El Paso Electric Co.	85,949
7,138		Entergy Corp.	486,026
44,100		Exelon Corp.	2,001,699

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
10,400		FirstEnergy Corp.	$401,440
14,516		FPL Group, Inc.	736,397
4,550		Idacorp, Inc.	106,288
6,400		MDU Resources Group, Inc.	103,296
12,700		NSTAR	404,876
21,200		NV Energy, Inc.	199,068
7,500		OGE Energy Corp.	178,650
42,100		Public Service Enterprise Group, Inc.	1,240,687
341		UIL Holdings Corp.	7,611
3,023		Unisource Energy Corp.	85,218
			9,722,072
		Electrical Components & Equipment: 0.2%
5,550	W	Ametek, Inc.	173,549
3,600		Belden CDT, Inc.	45,036
14,143		Emerson Electric Co.	404,207
4,900	@	Energizer Holdings, Inc.	243,481
11,100		Hubbell, Inc.	299,256
			1,165,529
		Electronics: 0.6%
1,100		American Science & Engineering, Inc.	61,380
119		Analogic Corp.	3,810
13,500	@	Arrow Electronics, Inc.	257,310
13,486	@	Avnet, Inc.	236,140
350	@	Axsys Technologies, Inc.	14,714
17,060	@	Benchmark Electronics, Inc.	191,072
10,600		Brady Corp.	186,878
6,570	@	Checkpoint Systems, Inc.	58,933
20,896		CTS Corp.	75,435
1,110	@	Cymer, Inc.	24,709
2,700	L	Daktronics, Inc.	17,685
3,800	@	Dionex Corp.	179,550
1,815	@	FEI Co.	28,005
1,250	@	II-VI, Inc.	21,475
2,900	@, L	Itron, Inc.	137,315
299		Jabil Circuit, Inc.	1,662
7,710	@	LoJack Corp.	34,926
10,850		Methode Electronics, Inc.	38,843
31,539		PerkinElmer, Inc.	402,753
4,370	@	Plexus Corp.	60,393
5,850	@	Rogers Corp.	110,448
500	@	Thermo Electron Corp.	17,835
6,650	@	Thomas & Betts Corp.	166,383
3,490	@	Trimble Navigation Ltd.	53,327
15,123	@	TTM Technologies, Inc.	87,713
25,500	@	Vishay Intertechnology, Inc.	88,740
11,885	@	Waters Corp.	439,151
6,550		Watts Water Technologies, Inc.	128,118
4,400		Woodward Governor Co.	49,192
			3,173,895
		Engineering & Construction: 0.6%
7,000	@	Aecom Technology Corp.	182,560
8,600	@	Dycom Industries, Inc.	49,794
13,110	@	EMCOR Group, Inc.	225,099
25,840		Fluor Corp.	892,772
4,800		Granite Construction, Inc.	179,904
2,626	@	Insituform Technologies, Inc.	41,071
27,500	@	Jacobs Engineering Group, Inc.	1,063,150
16,338		KBR, Inc.	225,628
10,230	@	Shaw Group, Inc.	280,404
2,200	@	Stanley, Inc.	55,858
7,320	@	URS Corp.	295,801
			3,492,041
		Entertainment: 0.0%
1,450		International Speedway Corp.	31,987
6,941	@	Scientific Games Corp.	84,056
			116,043
		Environmental Control: 0.1%
5,978	@	Calgon Carbon Corp.	84,708
3,200	@	Clean Harbors, Inc.	153,600
10,400	@	Darling International, Inc.	38,584
2,750	@	Tetra Tech, Inc.	56,045
13,450	@	Waste Connections, Inc.	345,665
			678,602
		Food: 0.8%
1,469		Cal-Maine Foods, Inc.	32,891
46,281		ConAgra Foods, Inc.	780,760
7,350		Corn Products International, Inc.	155,820
4,500		Diamond Foods, Inc.	125,685
2,300		Flowers Foods, Inc.	54,004
3,038	@	Hain Celestial Group, Inc.	43,261
2,900		J&J Snack Foods Corp.	100,311
6,024		Kraft Foods, Inc.	134,275
13,138		Kroger Co.	278,788

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
2,090		Nash Finch Co.	$58,708
5,060	@	Ralcorp Holdings, Inc.	272,633
10,852		Ruddick Corp.	243,627
31,020		Safeway, Inc.	626,294
83,190		Sara Lee Corp.	672,175
5,000	@, L	Smithfield Foods, Inc.	47,300
1,786		Spartan Stores, Inc.	27,522
22,050		Supervalu, Inc.	314,874
4,743	@	TreeHouse Foods, Inc.	136,551
1,650	@	United Natural Foods, Inc.	31,301
			4,136,780
		Forest Products & Paper: 0.1%
10,950	@	Buckeye Technologies, Inc.	23,324
1,200	@	Clearwater Paper Corp.	9,636
62,016		International Paper Co.	436,593
			469,553
		Gas: 0.6%
9,550		AGL Resources, Inc.	253,362
15,390	S	Atmos Energy Corp.	355,817
1,700		Energen Corp.	49,521
350		Laclede Group, Inc.	13,643
5,500		National Fuel Gas Co.	168,685
7,356		New Jersey Resources Corp.	249,957
622		NiSource, Inc.	6,096
1,050		Northwest Natural Gas Co.	45,591
5,943	L	Piedmont Natural Gas Co.	153,864
17,841		Sempra Energy	824,968
5,500		South Jersey Industries, Inc.	192,500
13,000		Southern Union Co.	197,860
9,600		Southwest Gas Corp.	202,272
14,997		UGI Corp.	354,079
3,650		Vectren Corp.	76,979
6,700		WGL Holdings, Inc.	219,760
			3,364,954
		Hand/Machine Tools: 0.1%
7,050		Baldor Electric Co.	102,155
1,373		Black & Decker Corp.	43,332
2,750		Lincoln Electric Holdings, Inc.	87,148
3,095		Regal-Beloit Corp.	94,831
			327,466
		Healthcare - Products: 1.7%
663	@	Abaxism, Inc.	11,430
19,750	@	Affymetrix, Inc.	64,583
11,250	@	American Medical Systems Holdings, Inc.	125,438
550		Beckman Coulter, Inc.	28,056
6,677		Becton Dickinson & Co.	448,961
2,826		Cooper Cos., Inc.	74,719
13,970	@@	Covidien Ltd.	464,363
6,570	@	Cyberonics	87,184
550	@	Edwards Lifesciences Corp.	33,347
8,150	@	Gen-Probe, Inc.	371,477
2,100	@	Haemonetics Corp.	115,668
3,450	@	Henry Schein, Inc.	138,035
3,850		Hill-Rom Holdings, Inc.	38,077
20,654	@	Hologic, Inc.	270,361
1,138	@	ICU Medical, Inc.	36,553
3,000	@	Immucor, Inc.	75,450
6,500		Invacare Corp.	104,195
73,490		Johnson & Johnson	3,865,574
5,790	@	Kensey Nash Corp.	123,153
5,640	@	Kinetic Concepts, Inc.	119,117
38,712		Medtronic, Inc.	1,140,843
1,200		Meridian Bioscience, Inc.	21,744
3,900	@	Merit Medical Systems, Inc.	47,619
12,730	@	PSS World Medical, Inc.	182,676
5,800	@	Resmed, Inc.	204,972
11,550		Steris Corp.	268,884
171	@	SurModics, Inc.	3,121
1,500		Techne Corp.	82,065
3,100	@	Thoratec Corp.	79,639
16,677	@	Varian Medical Systems, Inc.	507,648
990		West Pharmaceutical Services, Inc.	32,482
			9,167,434
		Healthcare - Services: 1.2%
30,857		Aetna, Inc.	750,751
2,730	@, L	Amedisys, Inc.	75,048
9,140	@, S	AMERIGROUP Corp.	251,716
3,550	@	Amsurg Corp.	56,268
6,400	@	Centene Corp.	115,328
35,105		Cigna Corp.	617,497
9,750	@	Community Health Systems, Inc.	149,565
750	@	Covance, Inc.	26,723
3,031	@	DaVita, Inc.	133,212

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
4,742	@	Gentiva Health Services, Inc.	$72,078
45,800	@	Health Management Associates, Inc.	118,164
13,200	@	Health Net, Inc.	191,136
8,150	@	Healthspring, Inc.	68,216
6,290	@	Healthways, Inc.	55,163
8,944	@	Humana, Inc.	233,260
6,000	@	Kindred Healthcare, Inc.	89,700
9,882	@	Laboratory Corp. of America Holdings	577,998
2,750	@	LHC Group, Inc.	61,270
7,400	@	LifePoint Hospitals, Inc.	154,364
7,800	@	Lincare Holdings, Inc.	170,040
6,800	@	Magellan Health Services, Inc.	247,792
7,880	@	Mednax, Inc.	232,224
2,400	@, L	Molina Healthcare, Inc.	45,648
8,095	@	Odyssey HealthCare, Inc.	78,522
2,500	@	RehabCare Group, Inc.	43,600
6,040	@	Res-Care, Inc.	87,942
61,803		UnitedHealth Group, Inc.	1,293,537
6,350		Universal Health Services, Inc.	243,459
4,800	@	WellCare Health Plans, Inc.	54,000
			6,294,221
		Home Builders: 0.2%
23,300		D.R. Horton, Inc.	226,010
4,570	L	M/I Homes, Inc.	31,944
5,650		MDC Holdings, Inc.	175,941
5,050	@	Meritage Homes Corp.	57,671
650	@	NVR, Inc.	278,038
4,550		Ryland Group, Inc.	75,803
9,900	@	Standard-Pacific Corp.	8,712
2,000	L	Thor Industries, Inc.	31,240
15,100	@	Toll Brothers, Inc.	274,216
			1,159,575
		Home Furnishings: 0.0%
3,900	@	Universal Electronics, Inc.	70,590
			70,590
		Household Products/Wares: 0.2%
296		Avery Dennison Corp.	6,613
9,747	@	Central Garden & Pet Co.	73,297
6,050		Church & Dwight Co., Inc.	315,992
3,500	@	Helen of Troy Ltd.	48,125
10,334		Kimberly-Clark Corp.	476,501
3,150		Scotts Miracle-Gro Co.	109,305
4,250		Tupperware Corp.	72,208
			1,102,041
		Housewares: 0.0%
4,457		Toro Co.	107,770
			107,770
		Insurance: 2.1%
71,946		Aflac, Inc.	1,392,875
14,575		American Financial Group, Inc.	233,929
5,352	@	Amerisafe, Inc.	81,993
23,962		AON Corp.	978,129
7,950		Brown & Brown, Inc.	150,335
13,273		Chubb Corp.	561,713
1,797		Cincinnati Financial Corp.	41,097
8,330		Delphi Financial Group	112,122
2,090	@	eHealth, Inc.	33,461
7,770	@@	Everest Re Group Ltd.	550,116
18,696		Fidelity National Title Group, Inc.	364,759
8,650		First American Corp.	229,312
9,569		Hanover Insurance Group, Inc.	275,779
5,900		HCC Insurance Holdings, Inc.	148,621
15,800		Horace Mann Educators Corp.	132,246
3,150		Infinity Property & Casualty Corp.	106,880
20,845		Loews Corp.	460,675
17,700		Marsh & McLennan Cos., Inc.	358,425
34,835		Metlife, Inc.	793,193
4,650		Old Republic International Corp.	50,313
4,300	@	ProAssurance Corp.	200,466
22,300		Protective Life Corp.	117,075
14,000		Reinsurance Group of America, Inc.	453,460
1,680		RLI Corp.	84,336
3,050		Safety Insurance Group, Inc.	94,794
2,266		Selective Insurance Group	27,555
9,250		Stancorp Financial Group, Inc.	210,715
1,522		Stewart Information Services Corp.	29,679
11,310		Torchmark Corp.	296,661
4,810		Tower Group, Inc.	118,470
43,452		Travelers Cos., Inc.	1,765,889
15,550		Unitrin, Inc.	217,389
41,729		UnumProvident Corp.	521,613
5,750		WR Berkley Corp.	129,663
2,450		Zenith National Insurance Corp.	59,070
			11,382,808

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Internet: 1.5%
15,232	@	Amazon.com, Inc.	$1,118,638
9,950	@	Avocent Corp.	120,793
5,420	@	Blue Coat Systems, Inc.	65,094
1,590	@, L	Blue Nile, Inc.	47,939
1,252	@	comScore, Inc.	15,137
4,140	@	Cybersource Corp.	61,313
8,064	@	DealerTrack Holdings, Inc.	105,638
3,850	@	Digital River, Inc.	114,807
89,567	@	eBay, Inc.	1,124,962
4,900	@	eResearch Technology, Inc.	25,774
5,550	@	F5 Networks, Inc.	116,273
7,639	@	Google, Inc. - Class A	2,658,830
10,500	@	j2 Global Communications, Inc.	229,845
4,200	@, L	NetFlix, Inc.	180,264
4,440	L	Nutri/System, Inc.	63,359
8,690	@	Perficient, Inc.	46,926
4,350	@, L	Priceline.com, Inc.	342,693
8,350	@	Stamps.com, Inc.	80,995
71,270	@	Symantec Corp.	1,064,774
13,300		United Online, Inc.	59,318
18,350	@	Valueclick, Inc.	156,159
5,442	@	Websense, Inc.	65,304
3,053	@	Yahoo!, Inc.	39,109
			7,903,944
		Investment Companies: 0.0%
31,050		Apollo Investment Corp.	108,054
			108,054
		Iron/Steel: 0.3%
3,504		Carpenter Technology Corp.	49,476
15,310		Cliffs Natural Resources, Inc.	278,030
8,279		Nucor Corp.	316,009
9,100		Reliance Steel & Aluminum Co.	239,603
7,950		Steel Dynamics, Inc.	70,040
19,030	L	United States Steel Corp.	402,104
			1,355,262
		Leisure Time: 0.1%
3,950	@	Interval Leisure Group, Inc.	20,935
5,437	L	Polaris Industries, Inc.	116,569
7,550	@	WMS Industries, Inc.	157,871
			295,375
		Machinery - Construction & Mining: 0.1%
8,100		Bucyrus International, Inc.	122,958
12,700		Joy Global, Inc.	270,510
7,900	@	Terex Corp.	73,075
			466,543
		Machinery - Diversified: 0.5%
5,700	@	AGCO Corp.	111,720
6,600		Albany International Corp.	59,730
4,700		Applied Industrial Technologies, Inc.	79,289
2,300		Briggs & Stratton Corp.	37,950
3,300		Cognex Corp.	44,055
600		Cummins, Inc.	15,270
18,800		Flowserve Corp.	1,055,056
10,550	@	Gardner Denver, Inc.	229,357
1,550		Graco, Inc.	26,459
12,750		IDEX Corp.	278,843
4,624	@	Intermec, Inc.	48,090
4,450		Robbins & Myers, Inc.	67,507
8,250		Roper Industries, Inc.	350,213
8,550		Wabtec Corp.	225,549
			2,629,088
		Media: 1.0%
131,932		Comcast Corp. — Class A	1,799,552
62,350	@, L	DIRECTV Group, Inc.	1,420,957
1,200	L	Factset Research Systems, Inc.	59,988
17,299	@	Time Warner Cable	429,010
68,917		Time Warner, Inc.	1,330,092
36,352		Walt Disney Co.	660,152
			5,699,751
		Metal Fabricate/Hardware: 0.3%
2,400		Commercial Metals Co.	27,720
550		Kaydon Corp.	15,032
1,200		Lawson Products	14,604
6,598		Mueller Industries, Inc.	143,111
19,864		Precision Castparts Corp.	1,189,854
6,400		Timken Co.	89,344
980		Valmont Industries, Inc.	49,206
4,262		Worthington Industries	37,122
			1,565,993

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Mining: 0.0%
2,250		Amcol International Corp.	$33,390
1,889	@	Brush Engineered Materials, Inc.	26,200
573	@	Century Aluminum Co.	1,209
139		Freeport-McMoRan Copper & Gold, Inc.	5,297
1,650	@	RTI International Metals, Inc.	19,305
			85,401
		Miscellaneous Manufacturing: 1.8%
6,600		Actuant Corp.	68,178
8,260		Acuity Brands, Inc.	186,180
3,650		AO Smith Corp.	91,907
2,265		Aptargroup, Inc.	70,532
1,500	@	AZZ, Inc.	39,585
8,350		Brink’s Co.	220,941
5,850		Carlisle Cos., Inc.	114,836
6,930	@	Ceradyne, Inc.	125,641
3,483		Clarcor, Inc.	87,737
15,450		Crane Co.	260,796
6,550		Donaldson Co., Inc.	175,802
61,370		Dover Corp.	1,618,941
6,600	@	EnPro Industries, Inc.	112,860
3,100	@	ESCO Technologies, Inc.	119,970
17,450		Federal Signal Corp.	91,962
377,262		General Electric Co.	3,814,119
6,136	@	Griffon Corp.	46,020
20,400		Honeywell International, Inc.	568,344
27,223		ITT Corp.	1,047,269
3,450		John Bean Technologies Corp.	36,087
8,850	@	Lydall, Inc.	26,285
7,600		Matthews International Corp. - Class A	218,956
2,642		Myers Industries, Inc.	16,222
6,100		Pentair, Inc.	132,187
4,550		SPX Corp.	213,896
1,473	@	Sturm Ruger & Co., Inc.	18,162
3,600		Teleflex, Inc.	140,724
4,000		Tredegar Corp.	65,320
			9,729,459
		Office Furnishings: 0.0%
11,002		Herman Miller, Inc.	117,281
2,450		HNI, Corp.	25,480
			142,761
		Office/Business Equipment: 0.4%
67,300		Pitney Bowes, Inc.	1,571,455
138,404		Xerox Corp.	629,738
			2,201,193
		Oil & Gas: 5.7%
7,329		Anadarko Petroleum Corp.	285,025
12,088		Apache Corp.	774,720
9,462	@	Atwood Oceanics, Inc.	156,975
3,900	@	Bill Barrett Corp.	86,736
94,833		Chevron Corp.	6,376,571
3,800		Cimarex Energy Co.	69,844
600	@	Comstock Resources, Inc.	17,880
48,627		ConocoPhillips	1,904,233
14,400	@	Denbury Resources, Inc.	213,984
5,700	@	Encore Acquisition Co.	132,639
208,132		ExxonMobil Corp.	14,173,789
5,150	@	Forest Oil Corp.	67,723
6,150		Frontier Oil Corp.	78,659
9,650		Helmerich & Payne, Inc.	219,731
7,183		Hess Corp.	389,319
5,909		Holly Corp.	125,271
22,575		Marathon Oil Corp.	593,497
19,124		Murphy Oil Corp.	856,181
7,500	@	Newfield Exploration Co.	170,250
29,714		Occidental Petroleum Corp.	1,653,584
5,000		Patterson-UTI Energy, Inc.	44,800
2,050		Penn Virginia Corp.	22,509
5,188	@	Petroleum Development Corp.	61,270
1,747	@, L	Petroquest Energy, Inc.	4,193
2,295	@	Pioneer Drilling Co.	7,528
5,343	@	Plains Exploration & Production Co.	92,060
21,050	@	Pride International, Inc.	378,479
12,350	@, L	Quicksilver Resources, Inc.	68,419
15,660	@	Southwestern Energy Co.	464,945
3,372		St. Mary Land & Exploration Co.	44,612
1,605	@	Stone Energy Corp.	5,345
1,080	@	Swift Energy Co.	7,884
29,679		Tesoro Corp.	399,776
53,056		Valero Energy Corp.	949,702
			30,898,133
		Oil & Gas Services: 1.1%
4,242	@	Basic Energy Services, Inc.	27,446
72,672		BJ Services Co.	723,086
35,920	@	Cameron International Corp.	787,726

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
2,285	L	CARBO Ceramics, Inc.	$64,985
1,100	@	Exterran Holdings, Inc.	17,622
11,000	@	FMC Technologies, Inc.	345,070
2,280		Gulf Island Fabrication, Inc.	18,263
4,877	@	Hornbeck Offshore Services, Inc.	74,325
2,789	@	ION Geophysical Corp.	4,351
1,200		Lufkin Industries, Inc.	45,456
6,300	@	Matrix Service Co.	51,786
1,597	@	NATCO Group, Inc.	30,231
38,519	@	National Oilwell Varco, Inc.	1,105,880
4,500	@	Oceaneering International, Inc.	165,915
11,650	@	Oil States International, Inc.	156,343
35,368		Schlumberger Ltd.	1,436,648
3,379	@	SEACOR Holdings, Inc.	197,029
15,998		Smith International, Inc.	343,637
9,700	@	Superior Energy Services	125,033
			5,720,832
		Packaging & Containers: 0.3%
7,939		Ball Corp.	344,553
6,724		Bemis Co.	141,002
1,350		Greif, Inc. - Class A	44,942
36,900	@	Pactiv Corp.	538,371
7,730		Rock-Tenn Co.	209,097
29,544		Sealed Air Corp.	407,707
2,311		Sonoco Products Co.	48,485
			1,734,157
		Pharmaceuticals: 3.7%
40,696		Abbott Laboratories	1,941,199
15,569		AmerisourceBergen Corp.	508,484
73,472		Bristol-Myers Squibb Co.	1,610,506
4,350	@	Catalyst Health Solutions, Inc.	86,217
64,096		Eli Lilly & Co.	2,141,447
16,750	@	Endo Pharmaceuticals Holdings, Inc.	296,140
18,460	@	Express Scripts, Inc.	852,298
32,314	@	Forest Laboratories, Inc.	709,615
11,528	@	Medco Health Solutions, Inc.	476,568
96,806		Merck & Co., Inc.	2,589,561
4,416	@, L	Mylan Laboratories	59,219
1,750	@	NBTY, Inc.	24,640
11,250		Omnicare, Inc.	275,513
6,000	@	Par Pharmaceutical Cos., Inc.	56,820
7,650		Perrigo Co.	189,950
284,070		Pfizer, Inc.	3,869,033
3,800	@	PharMerica Corp.	63,232
2,480	@	Salix Pharmaceuticals Ltd.	23,560
62,160		Schering-Plough Corp.	1,463,868
10,000	@	Sepracor, Inc.	146,600
5,750	@, L	Valeant Pharmaceuticals International	102,293
7,150	@	VCA Antech, Inc.	161,233
12,220	@	Viropharma, Inc.	64,155
14,550	@	Watson Pharmaceuticals, Inc.	452,651
48,359		Wyeth	2,081,371
			20,246,173
		Pipelines: 0.0%
3,500		Oneok, Inc.	79,205
1,097		Williams Cos., Inc.	12,484
			91,689
		Real Estate: 0.0%
3,150	@	Forestar Real Estate Group, Inc.	24,098
			24,098
		Retail: 4.9%
3,500	@	99 Cents Only Stores	32,340
9,150		Advance Auto Parts, Inc.	375,882
7,900	@	Aeropostale, Inc.	209,824
3,500		American Eagle Outfitters	42,840
2,595	@, L	Autozone, Inc.	421,999
28,120	@	Big Lots, Inc.	584,334
5,100	@	BJ’s Wholesale Club, Inc.	163,149
5,400		Buckle, Inc.	172,422
1,646	@, L	Buffalo Wild Wings, Inc.	60,211
7,150	@	Cabela’s, Inc.	65,137
6,900	@	California Pizza Kitchen, Inc.	90,252
4,300	@	Carmax, Inc.	53,492
6,800		Casey’s General Stores, Inc.	181,288
5,400		Cash America International, Inc.	84,564
10,600		Cato Corp.	193,768
6,400	@	CEC Entertainment, Inc.	165,632
8,720	@	Charlotte Russe Holding, Inc.	71,068
6,900	@	Chico’s FAS, Inc.	37,053
5,900	@	Childrens Place Retail Stores, Inc.	129,151
2,050	@, L	Chipotle Mexican Grill, Inc.	136,079
6,000		Christopher & Banks Corp.	24,540
12,400	@	Coldwater Creek, Inc.	31,124

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
10,800	@	Collective Brands, Inc.	$105,192
1,300	@	Copart, Inc.	38,558
12,450		Costco Wholesale Corp.	576,684
889		Cracker Barrel Old Country Store	25,461
73,590		CVS Caremark Corp.	2,022,989
9,750	@	Dollar Tree, Inc.	434,363
10,700	@	Dress Barn, Inc.	131,503
19,710		Family Dollar Stores, Inc.	657,723
6,750		Finish Line	44,685
3,430	@	First Cash Financial Services, Inc.	51,176
14,950		Foot Locker, Inc.	156,676
7,450		Fred’s, Inc.	84,036
22,487	@	GameStop Corp.	630,086
50,898		Gap, Inc.	661,165
3,900	@	Genesco, Inc.	73,437
6,250		Guess ?, Inc.	131,750
5,650	@	Gymboree Corp.	120,628
2,600	L	Haverty Furniture Cos., Inc.	27,378
3,450	@	Hibbett Sporting Goods, Inc.	66,309
36,264		Home Depot, Inc.	854,380
7,000	@	HOT Topic, Inc.	78,330
4,800	@, W	HSN, Inc.	24,672
2,400	@	Jack in the Box, Inc.	55,896
4,150	@	Jo-Ann Stores, Inc.	67,811
2,868	@	JoS. A Bank Clothiers, Inc.	79,759
20,300	@	Kohl’s Corp.	859,096
447	L	Landry’s Restaurants, Inc.	2,333
47,160		McDonald’s Corp.	2,573,521
1,399		Men’s Wearhouse, Inc.	21,181
8,500		MSC Industrial Direct Co.	264,095
3,500	@, L	Panera Bread Co.	195,650
4,751	@	PetMed Express, Inc.	78,296
16,950		Petsmart, Inc.	355,272
5,161	@, L	PF Chang’s China Bistro, Inc.	118,084
9,350		Phillips-Van Heusen	212,058
5,150		RadioShack Corp.	44,136
16,750		Regis Corp.	242,038
16,050		Ross Stores, Inc.	575,874
8,668	@, L	Sears Holding Corp.	396,214
6,810	@	Sonic Corp.	68,236
45,295		Staples, Inc.	820,292
1,467	@	Steak N Shake Co.	11,105
20,204		Target Corp.	694,816
3,070	@	Texas Roadhouse, Inc.	29,257
50,127		TJX Cos., Inc.	1,285,256
6,500	@	Tractor Supply Co.	234,390
10,600	@	Urban Outfitters, Inc.	173,522
29,563		Walgreen Co.	767,455
105,833		Wal-Mart Stores, Inc.	5,513,899
4,860		World Fuel Services Corp.	153,722
14,339		Yum! Brands, Inc.	394,036
4,850	@	Zumiez, Inc.	47,045
			26,657,675
		Savings & Loans: 0.5%
8,500		Astoria Financial Corp.	78,115
5,119		Brookline Bancorp., Inc.	48,631
5,100		Dime Community Bancshares	47,838
6,559		First Niagara Financial Group, Inc.	71,493
5,400	@, L	Guaranty Financial Group, Inc.	5,670
121,431		Hudson City Bancorp., Inc.	1,419,528
39,150	L	New York Community Bancorp., Inc.	437,306
21,500		NewAlliance Bancshares, Inc.	252,410
6,850		Washington Federal, Inc.	91,037
			2,452,028
		Semiconductors: 1.0%
14,500	@	Atmel Corp.	52,635
3,600	@, L	Cree, Inc.	84,708
13,317	@	Cypress Semiconductor Corp.	90,156
2,870	@	Diodes, Inc.	30,451
16,400	@	DSP Group, Inc.	70,848
1,600	@	Hittite Microwave Corp.	49,920
18,600	@	Integrated Device Technology, Inc.	84,630
121,030		Intel Corp.	1,821,502
11,000	@	Lam Research Corp.	250,470
2,100	@	Macrovision Solutions Corp.	37,359
12,621	@	Microsemi Corp.	146,404
3,650	@	MKS Instruments, Inc.	53,546
37,020	@, S	QLogic Corp.	411,662
2,700	@	Silicon Laboratories, Inc.	71,280
20,000	@	Skyworks Solutions, Inc.	161,200
2,240	@	Standard Microsystems Corp.	41,664
1,000	@	Supertex, Inc.	23,100
62,400		Texas Instruments, Inc.	1,030,224

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
11,359	@	Triquint Semiconductor, Inc.	$28,057
4,000	@	Ultratech, Inc.	49,960
8,335	@	Varian Semiconductor Equipment Associates, Inc.	180,536
8,135	@	Veeco Instruments, Inc.	54,260
29,808		Xilinx, Inc.	571,121
			5,395,693
		Software: 2.9%
2,750	@	ACI Worldwide, Inc.	51,563
9,100		Acxiom Corp.	67,340
40,596	@	Adobe Systems, Inc.	868,348
5,650	@	Ansys, Inc.	141,815
4,890	@	Autodesk, Inc.	82,201
1,610	@	Avid Technology, Inc.	14,715
4,347		Blackbaud, Inc.	50,469
17,500	S	Broadridge Financial Solutions ADR	325,675
59,066	S	CA, Inc.	1,040,152
3,050	@, L	Cerner Corp.	134,109
5,285	@	Commvault Systems, Inc.	57,976
81,900	@	Compuware Corp.	539,721
3,250	@	Concur Technologies, Inc.	62,368
7,947	@	CSG Systems International	113,483
3,000	@	Digi International, Inc.	23,010
3,347	@	Eclipsys Corp.	33,939
24,350	@	Epicor Software Corp.	92,774
10,950		Fair Isaac Corp.	154,067
41,896		Fidelity National Information Services, Inc.	762,507
36,640	@	Fiserv, Inc.	1,335,894
59,560		IMS Health, Inc.	742,713
10,880	@	Informatica Corp.	144,269
7,214	@	JDA Software Group, Inc.	83,322
500	@	Mantech International Corp.	20,950
7,500	@	Metavante Technologies, inc.	149,700
270,332		Microsoft Corp.	4,965,999
131,094	@	Oracle Corp.	2,368,869
15,350	@	Parametric Technology Corp.	153,193
6,559	@	Phase Forward, Inc.	83,890
10,300	@	Progress Software Corp.	178,808
1,252	L	Quality Systems, Inc.	56,653
4,160	@	Smith Micro Software, Inc.	21,757
3,000	@	SPSS, Inc.	85,290
11,393	@	Sybase, Inc.	345,094
3,100	@	SYNNEX Corp.	60,977
9,870	@	Take-Two Interactive Software, Inc.	82,415
3,500	@	Taleo Corp.	41,370
2,681	@	Tyler Technologies, Inc.	39,223
13,500	@	Wind River Systems, Inc.	86,400
			15,663,018
		Storage/Warehousing: 0.0%
4,050	@	Mobile Mini, Inc.	46,656
			46,656
		Telecommunications: 3.1%
30,250	@	3Com Corp.	93,473
11,651	@	Adaptec, Inc.	27,962
4,640	@	Anixter International, Inc.	146,995
2,400		Applied Signal Technology, Inc.	48,552
16,242	@	Arris Group, Inc.	119,704
161,057		AT&T, Inc.	4,058,636
6,060		Black Box Corp.	143,077
2,883	@, L	Ciena Corp.	22,430
17,600	@	Cincinnati Bell, Inc.	40,480
258,061	@	Cisco Systems, Inc.	4,327,683
16,023	@	CommScope, Inc.	182,021
3,870	@	Comtech Telecommunications	95,860
312		Corning, Inc.	4,140
5,180		Embarq Corp.	196,063
8,140		Fairpoint Communications, Inc.	6,349
3,300	@	General Communication, Inc.	22,044
16,600	@	Harmonic, Inc.	107,900
9,887		Harris Corp.	286,130
3,300		Iowa Telecommunications Services, Inc.	37,818
15,624	@	JDS Uniphase Corp.	50,778
2,645	@	Juniper Networks, Inc.	39,834
4,850	@	Netgear, Inc.	58,443
10,300	@	NeuStar, Inc.	172,525
2,000	@	Neutral Tandem, Inc.	49,220
9,990	@	Novatel Wireless, Inc.	56,144
4,700	@	Polycom, Inc.	72,333
37,166		Qualcomm, Inc.	1,446,129
16,795	@	Sprint Nextel Corp.	59,958
18,760	@	Symmetricom, Inc.	65,660
5,600	@	Syniverse Holdings, Inc.	88,256
6,100	@	Tekelec	80,703
10,425		Telephone & Data Systems, Inc.	276,367

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
111,125		Verizon Communications, Inc.	$3,355,975
121,270		Windstream Corp.	977,436
			16,817,078
		Textiles: 0.0%
7,130		G&K Services, Inc.	134,828
3,600		Unifirst Corp.	100,224
			235,052
		Toys/Games/Hobbies: 0.1%
16,891		Hasbro, Inc.	423,457
3,850	@	Jakks Pacific, Inc.	47,548
5,800	@	Marvel Entertainment, Inc.	153,990
			624,995
		Transportation: 1.0%
9,200		Alexander & Baldwin, Inc.	175,076
2,400		Arkansas Best Corp.	45,648
1,253	@	Bristow Group, Inc.	26,852
27,100		CSX Corp.	700,535
15,228		FedEx Corp.	677,494
6,475		Heartland Express, Inc.	95,895
2,710	@	HUB Group, Inc.	46,070
6,191	@	Kirby Corp.	164,928
1,000		Landstar System, Inc.	33,470
14,040		Norfolk Southern Corp.	473,850
3,300	@	Old Dominion Freight Line	77,517
4,500		Overseas Shipholding Group	102,015
19,980		Ryder System, Inc.	565,634
10,100		Tidewater, Inc.	375,013
17,917		Union Pacific Corp.	736,568
26,000		United Parcel Service, Inc. - Class B	1,279,720
2,300		Werner Enterprises, Inc.	34,776
			5,611,061
		Water: 0.0%
8,500		Aqua America, Inc.	170,000
			170,000
		Total Common Stock
		(Cost $383,637,792)	320,889,273
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.1%
3,250		Camden Property Trust	70,135
1,066		Equity Residential	19,561
550		Essex Property Trust, Inc.	31,537
2,460	L	Home Properties, Inc.	75,399
2,900		Mid-America Apartment Communities, Inc.	89,407
2,000		Post Properties, Inc.	20,280
			306,319
		Diversified: 0.1%
6,500		Colonial Properties Trust	24,765
16,800	L	Cousins Properties, Inc.	108,192
10,002		Duke Realty Corp.	55,011
4,840		Entertainment Properties Trust	76,278
20,940		Lexington Realty Trust	49,837
14,350		Liberty Property Trust	271,789
1,826		PS Business Parks, Inc.	67,288
200		Vornado Realty Trust	6,648
			659,808
		Forestry: 0.1%
13,788		Plum Creek Timber Co., Inc.	400,817
			400,817
		Health Care: 0.1%
19,917		HCP, Inc.	355,518
666		LTC Properties, Inc.	11,682
6,200		Medical Properties Trust, Inc.	22,630
6,600		Nationwide Health Properties, Inc.	146,454
10,020		Senior Housing Properties Trust	140,480
			676,764
		Hotels: 0.1%
22,911		DiamondRock Hospitality Co.	91,873
16,600		Hospitality Properties Trust	199,200
12,784		LaSalle Hotel Properties	74,659
			365,732
		Office Property: 0.1%
3,574		Alexandria Real Estate Equities, Inc.	130,094
14,510		BioMed Realty Trust, Inc.	98,233
2,800		Franklin Street Properties Corp.	34,440
4,050		Highwoods Properties, Inc.	86,751
6,462		Kilroy Realty Corp.	111,082
10,200		Mack-Cali Realty Corp.	202,062
5,430		Parkway Properties, Inc.	55,929
11,950		SL Green Realty Corp.	129,060
			847,651

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Paper & Related Products: 0.0%
2,250		Rayonier, Inc.	$67,995
			67,995
		Regional Malls: 0.2%
13,350	L	Macerich Co.	83,571
9,550	L	Pennsylvania Real Estate Investment Trust	33,903
23,276		Simon Property Group, Inc.	806,281
			923,755
		Shopping Centers: 0.1%
8,850		Cedar Shopping Centers, Inc.	15,399
2,600		Federal Realty Investment Trust	119,600
1,700		Inland Real Estate Corp.	12,053
20,100		Kite Realty Group Trust	49,245
1,600		Regency Centers Corp.	42,512
2,250	L	Tanger Factory Outlet Centers, Inc.	69,435
14,100	L	Weingarten Realty Investors	134,232
			442,476
		Single Tenant: 0.0%
5,350		National Retail Properties, Inc.	84,744
1,750		Realty Income Corp.	32,935
			117,679
		Storage: 0.1%
17,366		Extra Space Storage, Inc.	95,687
5,750		Public Storage, Inc.	317,688
667		Sovran Self Storage, Inc.	13,393
			426,768
		Warehouse/Industrial: 0.0%
2,800		AMB Property Corp.	40,320
1,350		EastGroup Properties, Inc.	37,895
			78,215
		Total Real Estate Investment Trusts
		(Cost $8,563,484)	5,313,979
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
857	#, P	Zurich RegCaPS Funding Trust	558,657
			558,657
		Insurance: 0.0%
3,675	@@, P	Aegon NV	23,520
			23,520
		Total Preferred Stock
		(Cost $906,975)	582,177

Principal Amount			Value
CORPORATE BONDS/NOTES: 11.7%
		Agriculture: 0.3%
$473,000		Altria Group, Inc., 9.250%, due 08/06/19	$506,579
689,000		Altria Group, Inc., 10.200%, due 02/06/39	705,507
340,000		Philip Morris International, Inc., 6.875%, due 03/17/14	368,364
			1,580,450
		Banks: 3.2%
1,040,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.588%, due 12/31/49	482,918
2,277,000		Bank of America Corp., 2.100%, due 04/30/12	2,283,319
1,115,000	C	Bank of America Corp., 8.000%, due 12/29/49	447,037
400,000	@@, C	Bank of Ireland, 1.482%, due 12/29/49	100,000
210,000	@@, C	Bank of Scotland PLC, 2.750%, due 12/31/49	97,125
580,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	456,835
290,000	@@, C	BNP Paribas, 1.928%, due 09/29/49	70,124
2,227,000		Citigroup, Inc., 2.125%, due 04/30/12	2,236,157
818,000		Citigroup, Inc., 5.000%, due 09/15/14	542,844
723,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	94,038
736,000		Fifth Third Bancorp., 8.250%, due 03/01/38	451,932
318,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	299,366
720,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	693,546
427,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	388,933
400,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 1.300%, due 07/29/49	144,000
660,000	@@, C	HSBC Bank PLC, 1.913%, due 06/29/49	270,600
242,000		JPMorgan Chase & Co., 4.750%, due 05/01/13	234,789
344,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	322,298
770,000	@@, C, L	Lloyds TSB Bank PLC, 1.438%, due 11/29/49	250,250
1,030,000	@@, C, L	Lloyds TSB Bank PLC, 1.877%, due 08/29/49	334,750
620,000	@@, C	Lloyds TSB Bank PLC, 2.125%, due 11/29/49	201,500
1,480,000		Morgan Stanley, 2.250%, due 03/13/12	1,492,567
167,000	C	Morgan Stanley, 5.300%, due 03/01/13	160,719
249,000		Morgan Stanley, 6.000%, due 04/28/15	235,377
732,000	C	Morgan Stanley, 6.750%, due 04/15/11	732,907
1,485,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	1,020,887
130,000	@@, C	National Westminster Bank PLC, 1.563%, due 11/29/49	37,700
60,000	@@, C	National Westminster Bank PLC, 2.000%, due 08/29/49	18,000
1,580,000	@@, C, S, L	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	407,945
370,000	@@, C	Societe Generale, 2.625%, due 11/29/49	223,020
1,239,000		State Street Corp., 2.150%, due 04/30/12	1,245,018

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$796,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	$631,268
365,000		Wachovia Corp., 5.500%, due 05/01/13	336,849
461,000	C	Wells Fargo & Company, 7.980%, due 02/28/49	216,930
280,000	@@, C	Westpac Banking Corp., 1.913%, due 09/30/49	144,220
			17,305,768
		Beverages: 0.1%
547,000	#, C	Anheuser-Busch Cos., Inc., 7.750%, due 01/15/19	546,338
			546,338
		Chemicals: 0.1%
260,000	Z	Stauffer Chemical, 9.940%, due 04/15/10	235,569
570,000	Z	Stauffer Chemical, 19.980%, due 04/15/17	216,742
450,000	Z	Stauffer Chemical, 21.440%, due 04/15/18	151,708
373,000		Union Carbide Corp., 7.750%, due 10/01/96	167,719
			771,738
		Computers: 0.2%
521,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	527,291
453,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	384,715
			912,006
		Diversified Financial Services: 1.8%
940,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	371,346
435,000		American Express Co., 7.000%, due 03/19/18	384,343
341,000		American Express Credit Corp., 7.300%, due 08/20/13	316,822
734,000		Caterpillar Financial Services, 6.125%, due 02/17/14	713,541
599,000		Caterpillar Financial Services, 7.150%, due 02/15/19	548,810
241,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	185,926
495,000		Countrywide Financial Corp., 5.800%, due 06/07/12	430,175
545,000		FIA Card Services NA, 6.625%, due 06/15/12	506,158
428,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	328,873
1,238,000		General Electric Capital Corp., 2.200%, due 06/08/12	1,246,947
1,247,000		General Electric Capital Corp., 2.250%, due 03/12/12	1,256,556
730,000		General Electric Capital Corp., 5.875%, due 01/14/38	522,906
925,000		General Electric Capital Corp., 6.875%, due 01/10/39	756,508
1,131,000	@@, #, S	Mantis Reef Ltd., 4.799%, due 11/03/09	1,131,059
240,000		Merrill Lynch & Co., Inc., 4.250%, due 02/08/10	226,533
511,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	592,520
67,963	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	66,554
4,534,049	#, Z	Toll Road Investors Partnership II LP, 27.470%, due 02/15/45	412,258
530,000	#, ±, C	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49	769
			9,998,604
		Electric: 1.3%
1,298,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,216,839
391,000	C	DTE Energy Co., 7.050%, due 06/01/11	394,965
212,000	C	Duke Energy Corp., 6.300%, due 02/01/14	217,255
242,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	236,994
222,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	217,166
153,000	C	Jersey Central Power and Light, 7.350%, due 02/01/19	156,618
359,856	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	326,361
451,000	C	Metropolitan Edison, 7.700%, due 01/15/19	458,313
47,000	C	Nevada Power Co., 7.125%, due 03/15/19	46,224
1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,226,675
419,000	#, C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	411,537
568,000	#, C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	539,343
243,000	C	Progress Energy, Inc., 6.050%, due 03/15/14	245,022
191,000	C	Progress Energy, Inc., 7.050%, due 03/15/19	194,941
473,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	478,791
460,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	411,246
			6,778,290
		Energy - Alternate Sources: 0.0%
600,000		Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
92,655		Greater Ohio Ethanol, LLC, 7.560%, due 03/20/14	9
700,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
			9
		Food: 0.2%
631,000		Kraft Foods, Inc., 6.125%, due 02/01/18	633,494
138,000		Kraft Foods, Inc., 6.500%, due 08/11/17	142,332
205,000	C	Safeway, Inc., 6.250%, due 03/15/14	215,341
			991,167
		Forest Products & Paper: 0.0%
111,000	C	International Paper Co., 7.400%, due 06/15/14	91,662
			91,662
		Healthcare - Services: 0.2%
756,000	#, C	Roche Holdings, Inc., 5.000%, due 03/01/14	774,624
189,000	C	Wellpoint, Inc., 6.000%, due 02/15/14	189,332
			963,956
		Insurance: 0.4%
1,355,000	@@, C	Aegon NV, 2.568%, due 12/31/49	326,047
785,000		American International Group, Inc., 5.850%, due 01/16/18	307,725
331,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	265,900
683,000	C	Metlife, Inc., 7.717%, due 02/15/19	613,431
194,000		Prudential Financial, Inc., 5.700%, due 12/14/36	93,398
387,000		Prudential Financial, Inc., 6.000%, due 12/01/17	255,962
623,000		Prudential Financial, Inc., 6.625%, due 12/01/37	337,860
244,000	@@, C	XL Capital, Ltd., 6.500%, due 12/31/49	46,396
			2,246,719

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Media: 1.1%
$156,000	C	Comcast Corp., 5.300%, due 01/15/14	$151,609
145,000	C	Comcast Corp., 5.900%, due 03/15/16	140,261
714,000	C	Comcast Corp., 6.300%, due 11/15/17	695,874
1,436,000	#, C	COX Communications, Inc., 6.250%, due 06/01/18	1,277,789
276,000	#, C	COX Communications, Inc., 6.950%, due 06/01/38	223,487
80,000	#, C	Cox Communications, Inc., 8.375%, due 03/01/39	75,256
395,000	C	News America, Inc., 6.650%, due 11/15/37	296,776
855,000	#, C	News America, Inc., 6.900%, due 03/01/19	799,175
1,541,000	C	Time Warner Cable, Inc., 6.200%, due 07/01/13	1,501,520
1,013,000	C	Time Warner, Inc., 5.500%, due 11/15/11	1,000,035
75,000	C	Time Warner, Inc., 7.700%, due 05/01/32	67,613
			6,229,395
		Miscellaneous Manufacturing: 0.2%
521,000		General Electric Co., 5.250%, due 12/06/17	482,645
615,000	@@, C	Tyco International Finance, 8.500%, due 01/15/19	635,848
			1,118,493
		Oil & Gas: 0.2%
221,000	C	Hess Corp., 8.125%, due 02/15/19	228,208
388,000	C	Marathon Oil Corp., 6.500%, due 02/15/14	394,336
191,000	C	Marathon Oil Corp., 7.500%, due 02/15/19	192,763
			815,307
		Oil & Gas Services: 0.0%
231,000	@@, C	Weatherford International, Ltd., 9.625%, due 03/01/19	239,307
			239,307
		Pharmaceuticals: 0.3%
208,000	C	Novartis Capital Corp., 4.125%, due 02/10/14	212,787
216,000	@@, C	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	219,732
662,000	C	Pfizer, Inc., 6.200%, due 03/15/19	706,823
317,000	C	Pfizer, Inc., 7.200%, due 03/15/39	341,042
			1,480,384
		Pipelines: 0.4%
417,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	430,582
360,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	382,923
345,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	348,614
147,000	@@, C	Trans-Canada Pipelines, 7.125%, due 01/15/19	153,652
163,000	@@, C	Trans-Canada Pipelines, 7.625%, due 01/15/39	161,645
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	449,557
			1,926,973
		Real Estate: 0.1%
532,000	C	Liberty Property LP, 7.750%, due 04/15/09	531,231
			531,231
		Retail: 0.2%
184,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	179,718
298,000	C	CVS Caremark Corp., 6.600%, due 03/15/19	300,902
456,663	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	344,061
414,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	386,878
			1,211,559
		Telecommunications: 1.0%
1,252,000	C	AT&T, Inc., 6.550%, due 02/15/39	1,139,041
471,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	372,729
136,000	@@, C	British Telecommunications PLC, 5.150%, due 01/15/13	126,329
227,000	@@, C	British Telecommunications PLC, 5.950%, due 01/15/18	185,050
289,000		Cisco Systems, Inc., 4.950%, due 02/15/19	284,886
358,000	C	Cisco Systems, Inc., 5.900%, due 02/15/39	330,035
155,000	@@, C	Deutsche Telekom International Finance, 5.250%, due 07/22/13	154,675
44,000	C	Embarq Corp., 6.738%, due 06/01/13	41,066
69,000	C	Embarq Corp., 7.995%, due 06/01/36	51,867
745,000	@@, C	Telefonica Emisones SAU, 6.421%, due 06/20/16	771,387
491,000	C	Verizon Communications, Inc., 7.350%, due 04/01/39	479,683
567,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	653,456
1,000,000	#, C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	1,001,884
			5,592,088
		Transportation: 0.4%
453,000	C	CSX Corp., 6.250%, due 04/01/15	412,302
517,000	C	CSX Corp., 7.450%, due 04/01/38	426,120
206,000	C	Union Pacific Corp., 5.125%, due 02/15/14	204,908
600,000	C	Union Pacific Corp., 5.700%, due 08/15/18	572,118
499,000	C	Union Pacific Corp., 7.875%, due 01/15/19	551,261
			2,166,709
		Total Corporate Bonds/Notes
		(Cost $76,256,531)	63,498,153
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.8%
		Federal Home Loan Mortgage Corporation##: 4.0%
280,091	S	4.969%, due 04/01/35	287,223
7,281,147	C, S	5.000%, due 08/15/16-04/15/32	7,653,691
2,842,000	W	5.000%, due 05/01/37	2,922,375
2,918,000		5.500%, due 05/01/37	3,019,675
1,591,000	C, S	5.500%, due 12/15/20-11/15/32	1,651,562
5,698,892	C, S	6.000%, due 01/15/29	6,019,476
243,658	S	6.500%, due 11/01/28-12/01/31	259,376
			21,813,378

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association##: 7.8%
$37,883	S	0.872%, due 08/25/33	$36,749
866,000	W	4.000%, due 04/25/39	870,668
1,453,000	W	4.500%, due 05/01/24	1,492,049
574,968	S	5.000%, due 02/25/29-06/01/33	593,061
6,588,000	W	5.000%, due 05/01/37	6,780,495
12,954,000		5.500%, due 05/01/37	13,413,465
1,876,000	S	5.500%, due 05/25/30	1,962,509
7,250,371	S	6.000%, due 06/01/16-01/01/38	7,657,926
4,329,000	W	6.000%, due 05/01/37	4,510,952
2,670,000	W	6.500%, due 05/01/37	2,802,250
1,162,562	S	7.000%, due 06/01/29-07/01/32	1,255,785
509,658	C, S	7.500%, due 01/25/48	546,365
184,488	S	7.500%, due 11/01/29-11/01/30	199,831
			42,122,105
		Government National Mortgage Association: 2.0%
17,184	S	4.125%, due 12/20/29	17,260
1,279,000	W	4.500%, due 05/15/39	1,304,181
1,730,000	W	5.000%, due 05/15/35	1,787,576
67,094	S	5.375%, due 04/20/28	68,365
1,000,000	W	5.500%, due 04/01/39	1,040,781
3,072,000		6.000%, due 04/01/39	3,209,761
1,172,000		6.500%, due 04/01/39	1,229,685
105,975	S	6.500%, due 10/15/31	112,855
1,004,194	S	7.000%, due 09/15/24-11/15/24	1,073,986
895,860	S	7.500%, due 12/15/23	960,895
			10,805,345
		Total U.S. Government Agency Obligations
		(Cost $73,447,868)	74,740,828
U.S. TREASURY OBLIGATIONS: 10.6%
		U.S. Treasury Bonds: 4.1%
11,321,000	S	2.750%, due 02/15/19	11,386,469
6,095,000		4.500%, due 05/15/38	7,117,820
2,649,000		8.125%, due 08/15/19	3,841,879
			22,346,168
		U.S. Treasury Notes: 6.5%
23,936,000	S	0.875%, due 02/28/11	23,989,210
361,000	S	1.375%, due 03/15/12	363,623
3,251,000		1.750%, due 03/31/14	3,263,194
7,732,000	S	1.875%, due 02/28/14	7,819,008
			35,435,035
		Total U.S. Treasury Obligations
		(Cost $57,333,837)	57,781,203
ASSET-BACKED SECURITIES: 1.1%
		Automobile Asset-Backed Securities: 0.0%
241,000	C, S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	239,498
			239,498
		Home Equity Asset-Backed Securities: 0.5%
2,099,547	C, S	GSAA Trust, 5.242%, due 06/25/34	2,021,700
428,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	100,771
153,045	C, S	Merrill Lynch Mortgage Investors Trust, 0.882%, due 07/25/34	82,410
211	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	201
428,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	313,086
			2,518,168
		Other Asset-Backed Securities: 0.6%
112,798	C, S	Amortizing Residential Collateral Trust, 0.772%, due 05/25/32	46,441
75,197	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.822%, due 07/25/33	59,730
1,140	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	1,016
104,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	41,829
810,041	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	704,984
951,469	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	721,584
459,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	361,749
241,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	141,362
556,214	C, S	Equity One, Inc., 5.050%, due 09/25/33	414,021
111,713	C, S	Fannie Mae, 0.662%, due 04/25/35	101,120
927,000	#, C, S	Hudson Mezzanine Funding, 1.314%, due 06/12/42	464
313,312	C, S	Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	160,644
2,046	C, S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	1,920
20,414	C, S	Residential Asset Mortgage Products, Inc., 1.142%, due 06/25/33	13,861
373,548	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	264,139
			3,034,864
		Total Asset-Backed Securities
		(Cost $8,377,631)	5,792,530
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.7%
762,510	C, S	American Home Mortgage Assets, 2.553%, due 11/25/46	226,337
1,386,359	C, S	American Home Mortgage Investment Trust, 0.902%, due 11/25/45	295,691

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$150,394	C, S	Banc of America Alternative Loan Trust, 6.474%, due 04/25/37	$75,922
19,676,271	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.288%, due 01/15/49	229,402
1,464,772	C, S	Banc of America Funding Corp., 5.255%, due 09/20/35	744,843
2,147,169	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	1,761,022
895,878	C, S	Banc of America Mortgage Securities, Inc., 5.169%, due 09/25/35	671,268
734,673	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	657,425
1,271,483	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,188,525
200,001	C, S	Bear Stearns Alternative-A Trust, 0.842%, due 07/25/34	98,751
1,246,805	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,248,602
1,075,677	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	979,465
676,002	C, S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	537,264
2,080,755	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	1,382,490
624,718	C, S	Countrywide Alternative Loan Trust, 2.513%, due 11/25/46	150,387
1,548,430	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,176,139
309,817	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.842%, due 04/25/35	45,824
543,950	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	416,672
447,177	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	429,790
1,144,678	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	547,299
14,006	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	13,981
2,590,000	W	Fannie Mae, 4.500%, due 05/15/35	2,639,371
789,319	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	544,255
537,294	C, S	First Horizon Mortgage Pass-through Trust, 5.394%, due 10/25/35	379,282
620,261	C, S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	507,107
1,457,238	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,488,329
16,567,256	C, S, ^	GE Capital Commercial Mortgage Corp., 0.479%, due 06/10/48	177,475
151,467	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	151,396
1,291,520	C, S	GMAC Mortgage Corp. Loan Trust, 4.587%, due 10/19/33	1,059,327
1,483,828	C, S	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	1,311,190
159,363	C, S	GMAC Mortgage Corp. Loan Trust, 5.467%, due 11/19/35	96,237
15,667,270	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.322%, due 03/10/39	190,848
791,362	#, C, S	GSMPS Mortgage Loan Trust, 0.872%, due 01/25/35	638,375
704,279	#, C, S	GSMPS Mortgage Loan Trust, 0.922%, due 04/25/36	600,498
387,302	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	344,864
199,482	C, S	Harborview Mortgage Loan Trust, 0.906%, due 01/19/35	83,420
280,984	C, S	Homebanc Mortgage Trust, 1.382%, due 08/25/29	142,520
212,896	C, S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	121,782
53,578,085	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.038%, due 01/12/43	41,662
277,758	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	275,789
93,298	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	93,402
4,060,287	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.505%, due 02/15/40	71,325
864,516	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	875,093
594,662	C, S	Luminent Mortgage Trust, 0.722%, due 10/25/46	245,433
522,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	191,686
21,565	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	18,413
225,199	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	211,056
11,991,074	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.155%, due 11/12/35	37,021
3,093,645	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.539%, due 08/12/48	61,233
102,478	C, S	MLCC Mortgage Investors, Inc., 0.842%, due 01/25/29	78,549
111,489	C, S	MortgageIT Trust, 0.892%, due 11/25/35	19,068
788,000	C, S	New York Mortgage Trust, Inc., 5.653%, due 05/25/36	436,722
349,893	C, S	Prime Mortgage Trust, 1.022%, due 02/25/35	191,594
86,156	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	84,295
393,563	C, S	Residential Accredit Loans, Inc., 0.762%, due 04/25/46	68,576
112,533	C, S	Sequoia Mortgage Trust, 0.815%, due 01/20/35	61,422
3,238	C, S	Structured Adjustable Rate Mortgage Loan Trust, 0.832%, due 07/25/35	1,324
186,799	C, S	Structured Asset Mortgage Investments, Inc., 0.796%, due 04/19/35	94,588
312,915	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.832%, due 01/25/45	125,792
114,083	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.842%, due 08/25/45	48,707
51,024	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.920%, due 06/25/44	27,393
1,769,559	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.373%, due 01/25/47	549,932
1,000,375	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.443%, due
		07/25/47	238,836
936,601	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.553%, due 09/25/46	225,256
63,306	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.603%, due 05/25/46	16,833
261,469	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.603%, due 06/25/46	83,574
758,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.789%, due 06/25/34	744,174
1,389,370	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,175,823
1,445,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.581%, due 06/25/35	1,437,864
1,245,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.783%, due 07/25/34	1,014,570
620,902	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.886%, due 08/25/34	529,824
1,562,481	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.116%, due 03/25/36	1,043,940
2,120,233	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	1,491,659
1,935,451	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.937%, due 10/25/36	1,085,221
			36,351,024
		Total Collateralized Mortgage Obligations
		(Cost $50,243,914)	36,351,024
MUNICIPAL BONDS: 0.1%
		California: 0.1%
806,000	C, S	City of San Diego, 7.125%, due 06/01/32	506,781
			506,781
		Michigan: 0.0%
555,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	294,000
			294,000

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Michigan (continued)
		Total Municipal Bonds
		(Cost $1,369,833)		$800,781
		Total Long-Term Investments
		(Cost $660,137,865)		565,749,948

Shares				Value
SHORT-TERM INVESTMENTS: 4.8%
		Affiliated Mutual Fund: 3.1%
16,995,000	S	ING Institutional Prime Money Market Fund - Class I
				$16,995,000
		Total Mutual Fund
		(Cost $16,995,000)		16,995,000

Principal Amount				Value
		Securities Lending Collateral(cc): 1.7%
$9,284,092		Bank of New York Mellon Corp. Institutional Cash Reserves		$8,958,660
		Total Securities Lending Collateral
		(Cost $9,284,092)		8,958,660
		Total Short-Term Investments
		(Cost $26,279,092)		25,953,660
		Total Investments in Securities
		(Cost $686,416,957)*	108.9%	$591,703,608
		Other Assets and Liabilities - Net	(8.9)	(48,246,452)
		Net Assets	100.0%	$543,457,156

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	±	Defaulted security
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $719,886,885.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,605,081
		Gross Unrealized Depreciation		(138,788,358)
		Net Unrealized Depreciation		$(128,183,277)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$343,198,252	$340,306
Level 2- Other Significant Observable Inputs	247,304,217	(423,828)
Level 3- Significant Unobservable Inputs	1,201,139	—
Total	$591,703,608	$(83,522)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$2,290,460	$—
Net Purchases/(Sales)	(274,931)	—
Accrued Discounts/(Premiums)	1,110	—
Total Realized Gain/(Loss)	(979,429)	—
Total Unrealized Appreciation/(Depreciation)	163,929	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$1,201,139	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Credit Contracts	$702,507	Credit Contracts	$884,636
Equity Contracts	262,233	Equity Contracts	—
Foreign Exchange Contracts	162,248	Foreign Exchange Contracts	403,947
Interest Rate Contracts	335,046	Interest Rate Contracts	256,973

Total	$1,462,034		$1,545,556

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING VP Balanced Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 1,540,932	BUY	4/15/09	2,078,147	2,047,220	$(30,927)
EU Euro
EUR 1,535,268	BUY	4/15/09	2,070,555	2,039,695	(30,860)
EU Euro
EUR 782,696	BUY	4/20/09	1,056,115	1,039,847	(16,268)
EU Euro
EUR 782,696	BUY	4/20/09	1,056,107	1,039,847	(16,260)
EU Euro
EUR 819,142	BUY	4/20/09	1,119,834	1,088,267	(31,567)
EU Euro
EUR 819,142	BUY	4/20/09	1,119,818	1,088,267	(31,551)
British Pound
GBP 1,404,300	BUY	4/15/09	1,974,430	2,015,038	40,608
British Pound
GBP 702,843	BUY	4/15/09	989,400	1,008,513	19,113
British Pound
GBP 703,321	BUY	4/15/09	989,300	1,009,199	19,899
					$(77,813)
EU Euro
EUR 1,538,100	SELL	4/15/09	1,933,684	2,043,457	$(109,773)
EU Euro
EUR 1,538,100	SELL	4/15/09	1,933,212	2,043,457	(110,245)
EU Euro
EUR 1,601,838	SELL	4/20/09	2,169,560	2,128,113	41,447
EU Euro
EUR 819,142	SELL	4/20/09	1,110,052	1,088,267	21,785
EU Euro
EUR 782,696	SELL	4/20/09	1,059,243	1,039,847	19,396
British Pound
GBP 1,394,761	SELL	4/15/09	1,988,162	2,001,350	(13,188)
British Pound
GBP 1,415,703	SELL	4/15/09	2,018,092	2,031,400	(13,308)
					$(163,886)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING VP Balanced Portfolio Open Futures Contracts on March 31, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Mini Index	14	06/19/09	$31,168
S&P 500	26	06/18/09	178,996
S&P Mid 400 E-Mini	19	06/19/09	52,069
U.S. Treasury 2-Year Note	30	06/30/09	12,581
U.S. Treasury 5-Year Note	158	06/30/09	322,465
			$597,279
Short Contracts
U.S. Treasury 10-Year Note	29	06/19/09	$(100,440)
U.S. Treasury Long Bond	47	06/19/09	(156,533)
			$(256,973)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on March 31, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	543,500	$69,232	$—	$69,232
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	681,000	103,756	—	103,756
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	344,000	(8,934)	—	(8,934)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	140,000	40,080	42,337	(2,257)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	284,000	81,306	82,427	(1,121)
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	959,000	274,551	151,471	123,080
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	811,000	133,582	—	133,582
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	596,000	(2,054)	—	(2,054)
Citibank N.A., New York	Weyerhaeuser Co. 7.125%, 07/15/23	Buy	(3.150)	12/20/13	USD	700,000	(37,797)	—	(37,797)
							$653,722	$276,235	$377,487

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	8.94	USD	542,000	$(69,589)	$—	$(69,589)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	52.05	USD	139,000	(89,618)	(46,771)	(42,847)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	52.05	USD	284,000	(183,105)	(104,246)	(78,859)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	52.05	USD	241,000	(155,381)	(80,065)	(75,316)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	52.05	USD	480,000	(309,473)	(80,027)	(229,446)
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	1.78	USD	874,000	(28,685)	—	(28,685)
								$(835,851)	$(311,109)	$(524,742)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009